Income Taxes - Summary of Analysis of Net Deferred Income Tax Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ (204)	₱ (169)	₱ (726)
Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	(204)	(169)
Costs [Member] | After 12 months [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	(221)	(173)
Costs [Member] | Less than 1 year [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax liabilities	₱ 17	₱ 4